Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,506.99
Total Fee Amount	2,506.99
Total Transaction Valuation	18,153,418.15	[1]
Total Offset Amount	(0)
Net Fee	$ 0.00
Offset Table N/A	N/A

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,506.99 was paid in connection with the filing of the Schedule TO-I by iDirect Multi-Strategy Fund, LLC (File No. 005-95349) on July 22, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.